Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 7. Related Party Transactions

As compensation for their service on the Board, Dr. Kirkland and Mr. Sierchio will receive an annual retainer of $6,000, payable in equal yearly installments in arrears and prorated for any partial years of service.

For the three months ended March 31, 2015, directors’ and consulting fees with respect to officers and directors of the Company were $6,000 (2014: $75,084). Legal fees incurred with respect to one of the Company’s directors in the three months ended March 31, 2015 were $38,980 (2014: $47,193). Amounts included in accounts payable and accrued expenses, and due to related parties, at March 31, 2015 were $19,615 and $7,255 as of December 31, 2014.

As compensation for their service on the Board, Dr. Kirkland and Mr. Sierchio will receive an annual retainer of $6,000, payable in equal yearly installments in arrears and prorated for any partial years of service. Additionally, on August 14, 2014, the Company granted to each of Dr. Kirkland and Mr. Sierchio an incentive stock option to purchase up to 20,000 shares of the Company’s common stock at an exercise price of $0.80 per share, the closing price of the Company’s common stock as quoted on the OTC Markets Group Inc. QB tier (the “OTCQB”) on the day prior to the grant. Subject to their continued service as a member of the Board, 10,000 of the shares vested immediately and 10,000 of the shares vested on the first anniversary of date of grant and may be exercised on a “cashless basis” using the formula contained therein.

Effective September 30, 2013, Ms. Rosen resigned as President and Chief Executive Officer and the Company entered into an At-Will Executive Services Agreement (the “Rosen Services Agreement”), pursuant to which Ms. Rosen will serve as the Company’s Chief Financial Officer. Pursuant to the Rosen Services Agreement, Ms. Rosen will provide the Company with services consistent with that of a Chief Financial Officer on a part-time basis, for which she will be paid a monthly fee of $2,400 and will be reimbursed for any business related expenses. The Rosen Services Agreement is terminable by either the Company or Ms. Rosen upon advance written notice. On August 14, 2014, the Company granted to Ms. Rhonda Rosen, the Company’s Chief Financial Officer, 10,000 stock options. The exercise price per share is $0.80; 5,000 options vested on the grant date and, subject to her continued service as an executive of the Company, the remaining 5,000 options will vest on August 14, 2015 and may be exercised on a “cashless basis” using the formula contained therein.

On November 29, 2013, the Company entered into a subscription agreement with Kalen Capital Corporation (the “Investor”), a private Alberta corporation wholly owned by Mr. Harmel S. Rayat and a majority shareholder of the Company’s, pursuant to which the Investor purchased 3,500,000 Units at a purchase price of $0.43 per Unit, for an aggregate purchase amount of $1,505,000. Each Unit consists of: (a) one share of common stock; (b) one Series B Warrant exercisable for one share of Common Stock at an exercise price of $0.43 per share if exercised within the first eighteen months or $0.46 per share if exercised after the first eighteen months and prior to expiration on November 29, 2018; and (c) one Series C Warrant exercisable for one share of common stock at an exercise price of $0.43 per share if exercised within the first eighteen months or $0.49 per share if exercised after the first eighteen months and prior to expiration on November 29, 2018. Each of the Series B Warrant and Series C Warrant contains a provision allowing the holder to exercise the respective warrant on a cashless basis as further set forth therein. The Unit price of $0.43 represents a 30% discount to the 20 day average closing price of the Common Stock as quoted on the OTCQB as of October 31, 2013, the last trading date prior to us entering into a non-binding term sheet with the Investor regarding the purchase of the Units.

On December 1, 2013, the Company appointed Mr. Bold as its President & CEO and entered into the Consulting Agreement with Mr. Bold. Pursuant to the terms of the Consulting Agreement, Mr. Bold is expected to serve on a part-time basis and will receive an annual fee of $50,000, payable in 12 equal installments, which is prorated for any partial months during the term of the Consulting Agreement. In addition to Mr. Bold’s fee, he was issued an option to purchase up to 40,000 shares of the Company’s common stock at a price of $0.75 per share the closing price of the Company’s common stock as quoted on the OTCQB on November 29, 2013. The shares may be exercised on a “cashless basis” using the formula contained therein and, subject to Mr. Bold’s continued service as the Company’s President and Chief Executive Officer, 20,000 shares vested on December 1, 2014 and 20,000 shares will vest on December 1, 2015.

On December 31, 2013, the Company completed the sale of 100% of the issued and outstanding shares of Fostung Resources to Duke for a promissory note in the amount of $80,000, which amount approximated the fair value of the leases and mining claims controlled by Fostung Resources, as concluded by an independent third-party geological consultant. Principal and interest at 4.0% are payable on December 31, 2015. Mr. Herdev S. Rayat, the majority shareholder of Duke, is the brother of Mr. Harmel S. Rayat, the Company’s majority shareholder. On December 31, 2014, we determined that it was unlikely that we would collect the principal and interest due on the promissory note from Duke and wrote off the outstanding balance of both the note and the interest receivable.

On April 1, 2014, the Company appointed Ms. Patsy Trisler as its Vice President – Clinical & Regulatory Affairs and entered into the Trisler Consulting Agreement with Ms. Trisler. Pursuant to the terms of the Trisler Consulting Agreement, Ms. Trisler will receive a monthly fee of $5,000, which covers her services for up to 40 hours in any given month and will pay her an hourly fee of $125 for every hour in excess of forty, prorated for any partial hour. The Consulting Agreement may be terminated at any time by either Ms. Trisler or the Company. In addition to Ms. Trisler’s fee, she was issued an option to purchase up to 50,000 shares of the Company’s common stock at a price of $1.05 per share, the closing price of the Company’s common stock as quoted on the OTCQB on March 31, 2014. The Options Shares may be exercised on a “cashless basis” using the formula contained therein and, subject to Ms. Trisler’s continued service as the Company’s Vice President – Clinical & Regulatory Affairs, vest as follows, 10,000 shares on: (a) April 1, 2015; (b) April 1, 2016; (c) April 1, 2017; (d) April 1, 2018; and (e) April 1, 2019.

On April 20, 2014, the Company appointed Andrew Danielson as its Director of Business Development at an annual salary of $60,000. In addition, Mr. Danielson was issued an option to purchase 5,000 shares of the Company’s common stock at a price of $1.05 per share, the closing price of the Company’s common stock as quoted on the OTCQB on April 17, 2014. The shares may be exercised on a “cashless basis” using the formula contained therein and, subject to Mr. Danielson’s continued service with the Company; the shares vest on April 20, 2015.

For the year ended December 31, 2014 directors’ and consulting fees incurred with respect to officers and directors of the Company were $168,175 (2013: $49,097). Legal fees incurred with respect to one of the Company’s directors in the year ended December 31, 2014 were $156,175 (2013: $165,591). Management fees paid or due to our officers were $0 in 2014 (2013: $30,567). Amounts included in accounts payable and accrued expenses, and due to related parties, at December 31, 2014 were $7,255 (2013: $44,219).